Schedule of Stock Options Granted and Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock option, beginning balance	1,358,122	1,137,479	792,857
Weighted average exercise price, beginning balance	$ 4.37	$ 5.18	$ 3.64
Shares, options granted	1,025,000	367,500	511,764
Weighted average exercise price, options granted	$ 1.37	$ 1.63	$ 7.00
Options, cancelled		(3,571)	(21,875)
Weighted average exercise price, options Cancelled		$ (4.38)	$ (4.38)
Options, forfeited		(143,286)	(145,157)
Weighted average exercise price, options forfeited	$ (1.75)	$ (3.77)	$ (2.57)
Stock option, ending balance	2,357,408	1,358,122	1,137,479
Weighted average exercise price, ending balance	$ 3.08	$ 4.37	$ 5.18
Stock option, exercisable	1,665,378	1,132,861	825,847
Weighted average exercise price, exercisable	$ 3.63	$ 4.59	$ 5.38
Shares, options granted	(25,714)
Weighted average exercise price, options granted	$ 1.75	$ 3.77	$ 2.57